Disclosures on reserves in Equity (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Background of companies included in consolidation [Line Items]
Profit (loss) attributable to non-controlling interests	$ 2,711	$ 2,397	$ 733
Equity, non-controlling interests	48,205	52,311	59,646
Total	$ 6,817	9,733	2,253
Proinsa Ltda.
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	0.10%
Profit (loss) attributable to non-controlling interests	$ 0	0	0
Equity, non-controlling interests	0	0	0
Total	$ 0	0	0
SQM Potasio S.A.
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	0.00001%
Profit (loss) attributable to non-controlling interests	$ 0	0	0
Equity, non-controlling interests	0	0	0
Total	$ 0	0	0
Ajay SQM Chile S.A.
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	49.00%
Profit (loss) attributable to non-controlling interests	$ 740	1,176	1,023
Equity, non-controlling interests	8,517	8,659	8,306
Total	$ 882	823	989
Soquimich Comercial S.A.
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	39.36168%
Profit (loss) attributable to non-controlling interests	$ 1,999	1,375	100
Equity, non-controlling interests	38,103	41,855	49,247
Total	$ 5,935	8,910	1,264
Comercial Agrorama Ltda.
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	30.00%
Profit (loss) attributable to non-controlling interests	$ (251)	(318)	(403)
Equity, non-controlling interests	(693)	(481)	(184)
Total	$ 0	0	0
Agrorama S.A.
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	0.001%
Profit (loss) attributable to non-controlling interests	$ 0	0
Equity, non-controlling interests	0	0	0
Total	$ 0	0	0
Orcoma Estudios SPA
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	49.00%
Profit (loss) attributable to non-controlling interests	$ 0	0	0
Equity, non-controlling interests	2,277	2,277	2,277
Total	$ 0	0	0
SQM Indonesia S.A.
Background of companies included in consolidation [Line Items]
% of interests in the ownership held by non- controlling interests.	20.00%
Profit (loss) attributable to non-controlling interests	$ 0	0	0
Equity, non-controlling interests	1	1	0
Total	$ 0	$ 0	$ 0